401(k) Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employer matching contribution, percent of match	4.00%
Employer matching contribution, cost	$ 2.4	$ 1.9	$ 1.7